Schedule of expense (benefit) for income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Current tax expense (benefit)	$ 71	$ 603
Deferred tax expense (benefit)	(1,313)	(336)
Total tax expense (recovery)	(1,242)	267
Total tax expense (benefit)	(1,242)	267
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Current tax expense (benefit)	71	603
Deferred tax expense (benefit)	$ (1,313)	$ (336)